Offsets	Feb. 20, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Yimutian Inc.
Form or Filing Type	F-1
File Number	333-293320
Initial Filing Date	Feb. 09, 2026
Fee Offset Claimed	$ 4,061.12
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Class A ordinary shares, ADS Warrants, Pre-Funded Warrants and Placement Agent Warrants
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 35,038,304.84
Termination / Withdrawal Statement	On February 9, 2026, the Registrant filed a Registration Statement on Form F-1 (File No. 333-293320) with the Securities and Exchange Commission (the “Commission”), which became effective on February 11, 2026 (the “Prior Registration Statement”). The Registrant paid filing fees of $4,838.79 in connection with the Prior Registraion Statement. There were no sales of the Registrant’s securities under the Prior Registration Statement. The Registrant requested the SEC’s consent to the withdrawal of such Registration Statement on February 23, 2026. Pursuant to Rule 457(p) under the Securities Act, the Registrant is offsetting the filing fee for the securities registered hereby by the amount of registration fee previously paid with respect to the unsold securities under the Prior Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Yimutian Inc.
Form or Filing Type	F-1
File Number	333-293320
Filing Date	Feb. 09, 2026
Fee Paid with Fee Offset Source	$ 4,838.79